Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31
	2023	2024	2025	2025	Change	Change
Revenues	HKD	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$9,300,000	$1,195,388	$-	-%
Financial due diligence	-	-	1,170,000	150,388	1,170,000	100%
Internal control advisory services	486,400	520,080	-	-	(520,080)	(100)%
Subtotal corporate consultancy services	9,786,400	9,820,080	10,470,000	1,345,776	649,920	6.6%
Taxation services	1,240,000	950,000	951,000	122,238	1,000	0.1%
Company secretarial services	$1,506,131	1,210,355	1,601,316	205,827	390,961	32.3%
Total revenues	12,532,531	$11,980,435	$13,022,316	$1,673,841	$1,041,881	8.7%

Schedule of Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023, 2024 and 2025:

	For the years ended March 31
	2023	2024	2025	2025	Change	Change
	HKD	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$3,010,561	$386,967	$980,196	48.3%
Services and deliverables transferred over time	10,135,133	9,950,070	10,011,755	1,286,874	61,685	0.6%
Total revenues	$12,532,531	$11,980,435	$13,022,316	$1,673,841	$1,041,881	8.7%